Commitments and contingencies (Details Narrative) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Obligated to pay the capital and other commitments	¥ 59	¥ 72
Ownership percentage	50.00%
Bussiness Acquisition Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Obligated to pay the capital and other commitments